Capital Stock - Series A, D and C Preferred Shares (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Total redemption payment	$ 0	$ 1,500	$ 0
Preferred stock dividends	27	119	257
Number of preferred shares outstanding	0	8,342,112
Proceeds from issuance of preferred stock	0	32,000	909
Equity issuance costs	5,959	1,826	0
Series A preferred stock
Class of Stock [Line Items]
Number of outstanding shares redeemed		415,845
Redemption price (in usd per share)		$ 3.61
Total redemption payment		1,500
Preferred stock dividends		43
Number of preferred shares outstanding		0
Series D preferred stock
Class of Stock [Line Items]
Issuance of stock (in shares)		8,064,881
Share price		$ 3.97
Proceeds from issuance of preferred stock		32,000
Equity issuance costs		1,826
Series C Preferred Stock
Class of Stock [Line Items]
Issuance of stock (in shares)			263,369,000
Share price			$ 3.61
Proceeds from issuance of preferred stock			950
Equity issuance costs			$ 41